Summary of Significant Accounting Policies and Related Matters (Tables)	12 Months Ended
Dec. 31, 2013
Details of Accounts Receivable

Accounts receivable as of December 31, 2013 and 2012 are detailed below.

	December 31,
(in thousands)	2013	2012
Natural gas sales	$16,534	$5,564
Joint interest	6,391	1,810
Other	8,840	1,183

Total accounts receivable	$31,765	$8,557

Components of Interest Incurred

The following table summarizes the components of the Company’s interest incurred for the periods indicated (in thousands):

	2013	2012	2011
Interest incurred:
Interest capitalized	$8,034	$7,695	$5,405
Interest expensed	17,915	3,487	531

Total incurred	$25,949	$11,182	$5,936